Risks and Concentration (Details) - Schedule of accounts receivable		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Receivables from Franchisee A [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Receivables from franchisee		21.00%		19.00%
Receivables from Franchisee B [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Receivables from franchisee	[1]	18.00%
Receivables from Franchisee C [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Receivables from franchisee		15.00%		19.00%
Receivables from Franchisee D [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Receivables from franchisee		12.00%		19.00%
Receivables from Franchisee E [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Receivables from franchisee			[1]	11.00%

[1]	Less than 10%